SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

SPECIAL OPPORTUNITIES FUND, INC.

615 East Michigan Street
Milwaukee, WI  53202

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07528

Special Opportunities Fund, Inc. (the “Company”), the undersigned closed-end management investment company, hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of securities of the Company to be redeemed:

Shares of 3.00% Convertible Preferred Stock, Series A, par value $0.001 per share (the “Preferred Stock”).

(2)	Date on which the securities are to be called or redeemed:

March 3, 2014.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

Shares of the Preferred Stock are to be redeemed pursuant to the section entitled, “Description of Convertible Preferred Stock”, in the Company’s Prospectus for the Preferred Stock filed with the Commission on June 8, 2012.

(4)	The number of shares to be redeemed and, if less than all are to be redeemed, the basis upon which the shares to be redeemed are to be selected:

The Company intends to redeem all of the outstanding shares of Preferred Stock at $50 per share.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st of January, 2014.

SPECIAL OPPORTUNITIES FUND, INC.

By:      /s/ Phillip Goldstein
Name: Phillip Goldstein
Title:   Chairman of the Board

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